Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit (Details) - USD ($)
$ in Thousands
	2 Months Ended	3 Months Ended		5 Months Ended		7 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Jul. 21, 2023	Dec. 31, 2022	Jul. 22, 2023	Dec. 31, 2021
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements
Total stockholders' deficit		$ (198,381)	$ (286,692)	$ (153,044)	$ (153,044)	$ (310,820)	$ (270,413)	$ 167,144	$ (223,824)
Net income (loss)	$ (297,711)	$ (118,018)	$ (17,639)	$ (323,954)	(323,954)	$ (60,678)	$ (52,556)
As Reported
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements
Total stockholders' deficit								(180,856)
Net income (loss)	50,289				24,046
Adjustment
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements
Total stockholders' deficit								$ 348,000
Net income (loss)	$ (348,000)				$ (348,000)